CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	¥ 136,952	$ 21,490	¥ 229,706	¥ 573,371
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	(17,938)	(2,815)	(45,117)	11,274
Unrealized gain/(loss) on available-for-sale investments and others, (net of tax effect of RMB620, RMB4,017 and nil for the years ended December 31, 2019, 2020 and 2021, respectively)	2,585	406	(21,340)	2,666
Comprehensive income	121,599	19,081	163,249	587,311
Less: Net (loss) income attributable to noncontrolling interest	(851)	(134)	953	(1,825)
Comprehensive income attributable to Zepp Health Corporation	¥ 122,450	$ 19,215	¥ 162,296	¥ 589,136